       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 2000
                                                      REGISTRATION NOS. 33-34423
                                                                       811-06087

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [x]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                        POST-EFFECTIVE AMENDMENT NO. 31                      [x]

                                     AND/OR

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [x]


                                AMENDMENT NO. 33                             [x]

                              -------------------

                                SALOMON BROTHERS
                                SERIES FUNDS INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              -------------------

                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 725-6666

                              -------------------

                           ROBERT A. VEGLIANTE, ESQ.
                     SALOMON BROTHERS ASSET MANAGEMENT INC
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                               SARAH COGAN, ESQ.
                           SIMPSON THACHER & BARTLETT
                              425 LEXINGTON AVENUE
                               NEW YORK, NY 10017

                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

    It is proposed that this filing will become effective:


                        [x] immediately upon filing pursuant to Rule 485(b)
                        [ ] on [            ] pursuant to paragraph (b)
                        [ ] 60 days after filing pursuant to paragraph (a)(1)
                        [ ] on (date) pursuant to paragraph (a)(1)
                        [ ] 75 days after filing pursuant to paragraph (a)(2)
                        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


    If appropriate, check the following box:

                        [ ] this post-effective amendment designates a new
                            effective date for a previously filed
                            post-effective amendment.

--------------------------------------------------------------------------------

                                     PART A

                       SALOMON BROTHERS INVESTMENT SERIES

                      AMENDMENT DATED DECEMBER 18, 2000 TO
               PROSPECTUS DATED APRIL 28, 2000 (THE 'PROSPECTUS')

    The following information amends and, to the extent inconsistent therewith, supercedes information in the Prospectus of the Salomon Brothers Investment Series.

CLASS Y SHARES

    In addition to Class A, B, 2 and O shares, Salomon Brothers Small Cap Growth Fund and Salomon Brothers Investors Value Fund offer Class Y shares. The rights, restrictions and limitations of Class Y shares are more fully discussed in the Prospectus.

FEE TABLE (CLASS Y SHARES)

                                                              SMALL CAP GROWTH   INVESTORS VALUE
                                                              ----------------   ---------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge on purchases...........................        None               None
Maximum deferred sales charge on Redemption.................        None               None

ANNUAL FUND OPERATION EXPENSES (PAID BY THE FUND
  AS A % OF NET ASSETS)
Management fees.............................................       0.80%              0.52%
Distribution and service (12b-1) fee........................        None               None
Other expenses..............................................       0.34%*             0.11%*
Total annual fund operating expenses........................       1.14%              0.63%

* Based on estimated amounts for the fiscal year ending December 31, 2000.

EXAMPLE

NUMBER OF YEARS YOU OWN YOUR SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------                           ------   -------   -------   --------
Your costs would be:
Class Y -- Small Cap Growth.................................   $129     $403      $697      $1,534
Class Y -- Investors Value..................................   $ 64     $202      $351      $  786

The example assumes: * You invest $10,000 for the period shown
                     * You reinvest all distributions and dividends without a
                       sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period

    This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

EXCHANGEABILITY

    Class Y shares of each fund are exchangeable for shares of the same class of any other fund in the Salomon Brothers Investment Series.

INVESTMENT TECHNIQUES

    The discussion on page 34 of the Prospectus under 'Foreign and emerging market investments' is hereby amended to delete the 2nd italicized paragraph in the left column.

    Prospectus dated April 27, 2000, filed under Part A of the Registrant's Post-Effective Amendment No. 30 filed on April 27, 2000 as Accession No. 950117-00-001067, is hereby incorporated by reference.



                                     PART B



    Statement of Additional Information, filed under Part B of the Registrant's Post-Effective Amendment No. 30 filed on April 27, 2000 as Accession
No. 950117-00-001067, is hereby incorporated by reference.


ITEM 22. FINANCIAL STATEMENTS.

    Registrant's Annual Report for the fiscal year December 31, 1999 is incorporated herein by reference to the Registrant's definitive Rule 30b2-1 filed on March 7, 2000 as Accession No. 91155-00-000181

                       SALOMON BROTHERS SERIES FUNDS INC
                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
a(1)   -- Articles of Incorporation of Registrant (filed as Exhibit
          1 to the Registration Statement on Form N-1A (File Nos.
          33-34423 and 811-06087) and incorporated herein by
          reference).
a(2)   -- Articles Supplementary (filed as Exhibit 1(b) to
          Post-Effective Amendment No. 6 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
a(3)   -- Articles Supplementary (filed as Exhibit 1(c) to
          Post-Effective Amendment No. 6 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
a(4)   -- Form of Registrant's Articles of Amendment (filed as
          Exhibit 1(d) to Post-Effective Amendment No. 12 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
a(5)   -- Form of Articles Supplementary (filed as Exhibit 1(e) to
          Post-Effective Amendment No. 12 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
a(6)   -- Form of Articles Supplementary (filed as Exhibit 1(f) to
          Post-Effective Amendment No. 15 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
a(7)   -- Form of Articles Supplementary (filed as Exhibit 1(g) to
          Post-Effective Amendment No. 17 to the Registration
          Statement and incorporated by reference herein).
a(8)   -- Form of Articles of Amendment (filed as Exhibit 1(h) to
          Post-Effective Amendment No. 19 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
a(9)   -- Form of Articles Supplementary (filed as Exhibit 1(i) to
          Post-Effective Amendment No. 19 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
a(10)  -- Form of Articles Supplementary (filed as Exhibit 1(j) to
          Post-Effective Amendment No. 25 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
b      -- Registrant's By-Laws (filed as Exhibit 2 to the
          Registration Statement on Form N-1A (File Nos. 33-34423
          and 811-06087) and incorporated herein by reference).
c      -- None.
d(1)   -- Management Contract between Registrant and Salomon
          Brothers Asset Management Inc ('SBAM') dated November 28,
          1997 relating to the Cash Management Fund (filed as
          Exhibit 5(a) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
d(2)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to Institutional Money Market
          Fund (filed as Exhibit 5(b) to Post-Effective Amendment
          No. 25 to the Registration Statement on Form N-1A and
          incorporated herein by reference).

EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
d(3)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the New York Municipal Money
          Market Fund (filed as Exhibit 5(c) to Post-Effective
          Amendment No. 25 to the Registration Statement on Form
          N-1A and incorporated herein by reference).
d(4)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the National Intermediate
          Municipal Fund (filed as Exhibit 5(d) to Post-Effective
          Amendment No. 25 to the Registration Statement on Form
          N-1A and incorporated herein by reference).
d(5)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the U.S. Government Income
          Fund (filed as Exhibit 5(e) to Post-Effective Amendment
          No. 25 to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(6)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the High Yield Bond Fund
          (filed as Exhibit 5(f) to Post-Effective Amendment No. 25
          to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(7)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the Strategic Bond Fund
          (filed as Exhibit 5(g) to Post-Effective Amendment No. 25
          to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(8)   -- Subadvisory Consulting Agreement between SBAM and Salomon
          Brothers Asset Management Limited ('SBAM Limited') dated
          November 28, 1997 relating to the Strategic Bond Fund
          (filed as Exhibit 5(h) to Post-Effective Amendment No. 25
          to the Registration Statement on Form N-1A and
          incorporated herein by reference).
d(9)   -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the Total Return Fund (filed as Exhibit 5(i) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
d(10)  -- Management Contract between Registrant and SBAM dated
          November 28, 1997 relating to the Asia Growth Fund (filed
          as Exhibit 5(j) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
d(11)  -- Subadvisory Agreement between SBAM and Salomon Brothers
          Asset Management Asia Pacific Limited ('SBAM AP') dated
          November 28, 1997 relating to the Asia Growth Fund (filed
          as Exhibit 5(k) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
d(12)  -- Form of Management Contract between Registrant and SBAM relating to Small Cap Growth Fund (filed as Exhibit 5(l)
          to Post-Effective Amendment No. 25 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
d(13)  -- Form of Subadvisory Agreement between SBAM and Citibank,
          N.A. relating to the Large Cap Growth Fund and
          International Equity Fund filed as exhibit to
          Post-Effective Amendment No. 29 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference.
(e)    -- Distribution Agreement between Registrant and CFBDS, Inc dated September 1, 1998 filed as Exhibit(e) to
          Post-Effective Amendment No. 28 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference.
f      -- None.
g(1)   -- Form of Custodian Agreement between Registrant and The
          Chase Manhattan Bank, N.A. will be filed by amendment.
g(2)   -- Form of Custodian Agreement between Registrant and PNC
          Bank, National Association be filed by amendment.
h(1)   -- Form of Administration Agreement between Registrant and
          SBAM filed as Exhibit(e) to Post-Effective Amendment
          No. 28 to the Registration Statement on Form N-1A and
          incorporated herein by reference.

EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
h(2)   -- Form of Amendment to Transfer Agency Agreement between
          Registrant and PFPC Global Fund Services, Inc., formerly
          First Data Investor Services Group, Inc) (filed as
          Exhibit 9(d) to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
h(3)   -- Form of Subadministration Agreement between SBAM and SBAM
          Limited filed as Exhibit 9(f) to Post-Effective Amendment
          No. 18 to the Registration Amendment on Form N-1A (File
          Nos. 33-34423 and 811-06087) and incorporated herein by
          reference.
h(4)   -- Form of Administration Agreement between Registrant and
          Salomon Brothers Asset Management Inc relating to the
          Small Cap Growth Fund (filed as Exhibit 9(g) to Post-
          Effective Amendment No. 25 to the Registration Statement
          on Form N-1A and incorporated herein by reference).
i      -- Opinion and Consent of Counsel of Piper & Marbury, LLP as
          to the Legality of Securities Being Registered (filed as
          Exhibit 10 to Post-Effective Amendment No. 25 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
j      -- Consent of Independent Accountants (filed as Exhibit J to
          Post-Effective Amendment No. 30 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
k      -- None.
l(1)   -- Share Purchase Agreement (filed as Exhibit 13 to
          Post-Effective Amendment No. 5 to the Registration
          Statement on Form N-1A (File Nos. 33-34423 and 811-06087)
          and incorporated herein by reference).
l(2)   -- Form of Share Purchase Agreement relating to National
          Intermediate Municipal Fund, U.S. Government Income Fund,
          High Yield Bond Fund and the Strategic Bond Fund (filed as
          Exhibit 13(b) to Post-Effective Amendment No. 12 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
l(3)   -- Form of Share Purchase Agreement Relating to Total Return
          Fund (filed as Exhibit 13(c) to Post-Effective Amendment
          No. 15 to the Registration Statement on Form N-1A (File
          Nos. 33-34423 and 811-06087) and incorporated herein by
          reference).
l(4)   -- Form of Share Purchase Agreement Relating to Asia Growth
          Fund filed as Exhibit 13(d) to Post-Effective Amendment
          No. 18 to the Registration Statement on Form N-1A (File
          Nos. 33-34423 and 811-06087 and incorporated herein by
          reference).
l(5)   -- Form of Share Purchase Agreement relating to New York
          Municipal Money Market Fund (filed as Exhibit 13(e) to
          Post-Effective Amendment No. 19 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference).
l(6)   -- Form of Share Purchase Agreement relating to Small Cap
          Growth Fund (filed as Exhibit 13(f) to Post-Effective
          Amendment No. 25 to the Registration Statement on
          Form N-1A and incorporated herein by reference).
m      -- Form of Amended Services and Distribution Plan for
          Salomon Brothers Series Funds Inc will be filed by
          amendment.
n      -- Form of Multiclass Plan Pursuant to Rule 18f-3 Under the
          Investment Company Act of 1940 for the Salomon Brothers
          Series Funds Inc (filed as Exhibit 18(d) to Post-Effective
          Amendment No. 13 to the Registration Statement on Form
          N-1A (File Nos. 33-34423 and 811-06087) and incorporated
          herein by reference).
p      -- Code of Ethics (filed as Exhibit P to Post-Effective
          Amendment No. 30 to the Registration Statement on
          Form N-1A and incorporated herein by reference).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    Certain portfolios of the Registrant may be deemed to be under common control with Salomon Brothers Capital Fund Inc because the same (or an affiliated) entity owns greater than 25% of the outstanding shares of one or more classes of shares of such portfolios and such fund.

ITEM 25. INDEMNIFICATION.

    Reference is made to Article VII of Registrant's Articles of Incorporation,
Article IV of Registrant's By-Laws and Section 4 of the Distribution Agreements between the Registrant and CFBDS, Inc.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

ITEM 27. PRINCIPAL UNDERWRITER.


    CFBDS, Inc., ('CFBDS') the Registrant's Distributor, is the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust III. CFBDS is also the placement agent for Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.


    In addition, CFBDS is also the distributor for the following Salomon Brothers Funds: Salomon Brothers Opportunity Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Capital Fund Inc, Salomon Brothers Series Funds Inc, Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Variable Series Funds Inc.


    (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File
No. 8-32417).


    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

    (1) SBAM
        7 World Trade Center
        New York, New York 10048

    (2) Chase Manhattan Bank
        Chase Metrotech Center
        Brooklyn, NY 11245

    (3) PFPC Global Fund Services, Inc.
        P.O. Box 9764
        Providence, RI 02940-9764

    (4) PNC Bank, N.A.
        Airport Business Center
        International Court 2
        200 Stevens Drive
        Lester, Pennsylvania 19113

ITEM 29. MANAGEMENT SERVICES.

    Not applicable.

ITEM 30. UNDERTAKINGS.

    Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended (the '1933 Act'), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18 day of December, 2000.


                                          SALOMON BROTHERS SERIES FUNDS INC
                                          (Registrant)

                                          By        /s/ HEATH B. MCLENDON
                                              ..................................
                                                      HEATH B. MCLENDON
                                                          PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


               SIGNATURE                                 TITLE                        DATE
               ---------                                 -----                        ----
         /S/ HEATH B. MCLENDON           Director and President (Principal      December 18, 2000
 ......................................    Executive Officer)
          (HEATH B. MCLENDON)

                   *                     Director                               December 18, 2000
 ......................................
          (CHARLES F. BARBER)

                   *                     Director                               December 18, 2000
 ......................................
           (CAROL L. COLMAN)

                   *                     Director                               December 18, 2000
 ......................................
          (DANIEL P. CRONIN)

         /S/ LEWIS E. DAIDONE            Executive Vice President and           December 18, 2000
 ......................................    Treasurer (Principal Financial and
          (LEWIS E. DAIDONE)               Accounting Officer)


         /s/ HEATH B. MCLENDON
*By ...................................
           HEATH B. MCLENDON
          AS ATTORNEY-IN-FACT